       As filed with the Securities and Exchange Commission on October 9, 1998

                                                  FILE NO. 333-03093 (811-07615)

--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                       FORM N-4

            REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.                    / /
                                                     ---

                          POST-EFFECTIVE AMENDMENT NO. 9*                /X/

                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT of 1940                       /X/

                                AMENDMENT NO. 11*                        /X/

                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                              (Exact Name of Registrant)

                       GREAT AMERICAN RESERVE INSURANCE COMPANY
                                 (Name of Depositor)

             11825 North Pennsylvania Street, Carmel, Indiana 46032-4572
                (Address of Principal Executive Offices of Depositor)
                     Depositor's Telephone Number:  800-437-3506

                                 --------------------

                                 Karl W. Kindig, Esq.
                      Great American Reserve Insurance Company
                          11825 North Pennsylvania Street
                               Carmel, Indiana 46032
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                  John H. Grady, Jr.
                                   C. Ronald Rubley
                             Morgan, Lewis & Bockius LLP
                                2000 One Logan Square
                             Philadelphia, PA  19103-6993

                                 --------------------

     It is proposed that this filing will become effective (check appropriate box)
               immediately upon filing pursuant to paragraph (b) of Rule 485
          ----
           X   on (November 2, 1998) pursuant to paragraph (b) of Rule 485
          ----
               60 days after filing pursuant to paragraph (a) of Rule 485
          ----
               on (date) pursuant to paragraph (a) of Rule 485
          ----

     If appropriate, check the following box:
           X   This post-effective amendment designates a new effective date for
          ---- a previously filed post-effective amendment

     TITLE OF SECURITIES BEING REGISTERED:  Individual Variable Annuity
Contracts

*Amendment on Form N-4 to Registration Statement on Form N-3 in connection with change in registration from a management investment company to a unit investment trust.

The Prospectus, Statement of Additional Information, and Part C for the Rydex Advisor Variable Annuity Account, included as part of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-4 (File No. 333-03093), filed with the Securities and Exchange Commission on August 12, 1998 pursuant to Rule 485(a) under the Securities Act of 1933, are hereby incorporated by reference as if set forth fully herein.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Carmel, State of Indiana on this 9th day of October, 1998.


                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                                         (Depositor)


                    By:  /s/ John J. Sabl
                       ----------------------------------------------
                             John J. Sabl, Executive Vice President




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of Great American Reserve Insurance Company, in the capacities indicated, on the 9th day of October, 1998.

               Signature                     Title
               ---------                     -----

          *
          ------------------------           Chairman of the Board
          Stephen C. Hilbert                 (Chief Executive Officer)

          *
          ------------------------           Executive Vice President, Chief
          Rollin M. Dick                     Financial Officer and Director



          *                                  Senior Vice President and
          ------------------------           Treasurer
          James S. Adams                     (Chief Accounting Officer)



          ------------------------           Director
          Ngaire E. Cuneo

          *
          ------------------------           Director and President
          Thomas J. Kilian

          *
          ------------------------           Director
          John J. Sabl

*By:      /s/ Karl W. Kindig
    -----------------------------------
              Karl W. Kindig
              Attorney-in-fact

                                     SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 9th day of October, 1998.



                    RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                                         (Registrant)


                    By:    /s/ Albert P. Viragh, Jr.
                       ---------------------------------------------------
                          Albert P. Viragh, Jr., President




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 9th day of October, 1998.

     Signature                     Title
     ---------                     -----

/s/Albert P. Viragh, Jr.           Chairman of the Board of Managers,
----------------------------       Principal Executive Officer, and
Albert P. Viragh, Jr.              President

                    *              Member of the Board of Managers
----------------------------
Corey A. Colehour

                    *              Member of the Board of Managers
----------------------------
J. Kenneth Dalton

                    *              Member of the Board of Managers
----------------------------
John O. Demaret

                    *              Member of the Board of Managers
----------------------------
L. Gregory Gloeckner

                    *              Member of the Board of Managers
----------------------------
Roger Somers

/s/ Carl G. Verboncoeur            Vice President and Treasurer
----------------------------
Carl G. Verboncoeur


*By:   /s/ Albert P. Viragh, Jr.
    ---------------------------------------
           Albert P. Viragh, Jr.
           Attorney-in-Fact